Prepaid Expenses, Advance Payments, and Other Tax Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses, Advance Payments, and Other Tax Assets
Schedule of prepaid expenses, advance payments and other tax assets

	2025			2024
€ millions	Current	Non-Current	Total	Current	Non-Current	Total
Prepaid expenses	1,256	626	1,882	988	430	1,418
Advance payments	252	0	252	77	0	77
Other tax assets	278	111	389	256	67	323
Total	1,786	737	2,523	1,320	497	1,817
/ Other non-financial assets	3,212	4,419	7,631	2,682	3,990	6,672
Prepaid expenses, advance payments, and other tax assets as % of / Other non-financial assets	56	17	33	49	12	27